Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
June 30, 2026
FF55-NPRT1-0826
1.927051.115
Bond Funds - 1.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,035,194	7,929,583
Fidelity Series Emerging Markets Debt Fund (b)	9,537,122	82,686,846
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,170,257	20,942,978
Fidelity Series Floating Rate High Income Fund (b)	1,627,851	14,113,469
Fidelity Series High Income Fund (b)	9,040,412	80,821,286
Fidelity Series International Credit Fund (b)	199,595	1,698,554
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,595,628	77,794,695
Fidelity Series Real Estate Income Fund (b)	1,386,525	14,031,632
TOTAL BOND FUNDS (Cost $305,898,526)		300,019,043

Domestic Equity Funds - 56.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	24,176,537	366,274,540
Fidelity Series Blue Chip Growth Fund (b)	36,691,322	999,471,603
Fidelity Series Commodity Strategy Fund (b)	317,449	34,033,735
Fidelity Series Growth Company Fund (b)	53,094,605	1,795,659,529
Fidelity Series Intrinsic Opportunities Fund (b)	15,975,416	193,302,533
Fidelity Series Large Cap Stock Fund (b)	62,413,600	1,842,449,462
Fidelity Series Large Cap Value Index Fund (b)	24,670,755	522,526,585
Fidelity Series Opportunistic Insights Fund (b)	37,309,621	1,061,458,718
Fidelity Series Small Cap Core Fund (b)	3,801,101	61,729,883
Fidelity Series Small Cap Discovery Fund (b)	10,839,987	142,654,229
Fidelity Series Small Cap Opportunities Fund (b)	14,951,129	302,162,310
Fidelity Series Stock Selector Large Cap Value Fund (b)	75,308,481	1,165,022,195
Fidelity Series Value Discovery Fund (b)	56,881,852	1,061,415,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,522,103,944)		9,548,160,678

International Equity Funds - 41.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	32,103,469	671,604,571
Fidelity Series Emerging Markets Fund (b)	31,564,069	481,667,697
Fidelity Series Emerging Markets Opportunities Fund (b)	60,428,387	1,942,168,355
Fidelity Series International Growth Fund (b)	60,191,612	1,298,333,066
Fidelity Series International Small Cap Fund (b)	6,869,333	129,899,088
Fidelity Series International Value Fund (b)	76,002,575	1,272,283,108
Fidelity Series Overseas Fund (b)	79,576,121	1,288,337,406
Fidelity Series Select International Small Cap Fund (b)	861,153	13,322,040
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,883,192,526)		7,097,615,331

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	1,770,000	1,767,346
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	10,830,000	10,828,917
US Treasury Bills 0% 7/23/2026 (d)	3.63	15,220,000	15,186,625
US Treasury Bills 0% 7/30/2026 (d)	3.62	14,000,000	13,959,456
US Treasury Bills 0% 7/9/2026 (d)	3.63	4,630,000	4,626,258
US Treasury Bills 0% 8/13/2026 (d)	3.63	6,010,000	5,983,805
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	250,000	248,547
US Treasury Bills 0% 8/6/2026 (d)	3.63	2,820,000	2,809,806
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	2,860,000	2,839,440
US Treasury Bills 0% 9/17/2026 (d)	3.66	830,000	823,444
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	450,000	447,076
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,521,384)			59,520,720

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $29,598,339)	3.69	29,592,541	29,598,459

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,800,314,719)	17,034,914,231
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(20,540,753)
NET ASSETS - 100.0%	17,014,373,478

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT US Treasury Long Bond Contracts (United States)	4,434	9/2026	501,319,125	12,046,336
CBOT US Treasury Ultra Bond Contracts (United States)	3,340	9/2026	385,978,750	3,366,121
ICE MSCI EAFE Index Contracts (United States)	804	9/2026	126,441,060	(209,769)
ICE MSCI Emerging Markets Index Contracts (United States)	1,557	9/2026	136,805,805	(54,248)
TOTAL LONG				15,148,440
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(869)	9/2026	(132,331,320)	(4,212,766)
CME E-Mini S&P 500 Index Contracts (United States)	(241)	9/2026	(90,956,413)	(1,079,733)
TOTAL SHORT				(5,292,499)
TOTAL FUTURES CONTRACTS				9,855,941

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $58,995,773.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,602,319	144,640,320	135,644,300	171,569	-	120	29,598,459	29,592,541	0.0%
Total	20,602,319	144,640,320	135,644,300	171,569	-	120	29,598,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7,794,219	240,342	186,952	4,113	37	81,937	7,929,583	1,035,194
Fidelity Series All-Sector Equity Fund	308,285,552	10,342,307	7,619,065	-	2,180,930	53,084,816	366,274,540	24,176,537
Fidelity Series Blue Chip Growth Fund	859,931,423	30,220,005	119,478,667	-	17,911,979	210,886,863	999,471,603	36,691,322
Fidelity Series Canada Fund	600,583,600	69,535,360	13,829,143	-	5,279,797	10,034,957	671,604,571	32,103,469
Fidelity Series Commodity Strategy Fund	99,558,897	2,478,982	66,027,355	-	8,899,092	(10,875,881)	34,033,735	317,449
Fidelity Series Emerging Markets Debt Fund	78,420,586	3,306,364	1,856,779	1,152,545	162,503	2,654,172	82,686,846	9,537,122
Fidelity Series Emerging Markets Debt Local Currency Fund	20,151,415	551,202	472,579	-	15,385	697,555	20,942,978	2,170,257
Fidelity Series Emerging Markets Fund	387,683,117	22,235,347	9,599,581	-	3,087,262	78,261,552	481,667,697	31,564,069
Fidelity Series Emerging Markets Opportunities Fund	1,556,209,019	63,734,510	46,838,305	-	12,650,787	356,412,344	1,942,168,355	60,428,387
Fidelity Series Floating Rate High Income Fund	13,776,361	648,044	325,493	254,329	732	13,825	14,113,469	1,627,851
Fidelity Series Government Money Market Fund	-	51,236,310	51,236,310	103,864	-	-	-	-
Fidelity Series Growth Company Fund	1,538,445,419	56,664,606	206,345,255	-	37,708,054	369,186,705	1,795,659,529	53,094,605
Fidelity Series High Income Fund	78,012,710	3,393,700	1,822,515	1,279,250	95,867	1,141,524	80,821,286	9,040,412
Fidelity Series International Credit Fund	1,692,685	14,474	26,671	14,474	(17)	18,083	1,698,554	199,595
Fidelity Series International Developed Markets Bond Index Fund	-	90,391	90,391	-	-	-	-	-
Fidelity Series International Growth Fund	1,128,867,646	44,059,940	46,511,398	-	7,627,743	164,289,135	1,298,333,066	60,191,612
Fidelity Series International Small Cap Fund	140,269,743	-	21,922,620	-	2,338,428	9,213,537	129,899,088	6,869,333
Fidelity Series International Value Fund	1,133,604,316	97,204,518	26,044,648	-	8,616,443	58,902,479	1,272,283,108	76,002,575
Fidelity Series Intrinsic Opportunities Fund	191,135,553	2,981,386	25,227,720	-	(2,676,222)	27,089,536	193,302,533	15,975,416
Fidelity Series Large Cap Stock Fund	1,530,775,296	157,687,836	36,837,515	-	14,741,477	176,082,368	1,842,449,462	62,413,600
Fidelity Series Large Cap Value Index Fund	446,536,818	30,486,570	17,440,805	-	3,799,723	59,144,279	522,526,585	24,670,755
Fidelity Series Long-Term Treasury Bond Index Fund	156,423,984	16,339,821	94,066,529	1,059,658	(3,318,391)	2,415,810	77,794,695	14,595,628
Fidelity Series Opportunistic Insights Fund	910,841,275	35,152,084	33,970,378	-	6,848,369	142,587,368	1,061,458,718	37,309,621
Fidelity Series Overseas Fund	1,132,149,254	58,154,437	31,362,382	-	6,917,562	122,478,535	1,288,337,406	79,576,121
Fidelity Series Real Estate Income Fund	13,683,571	521,421	322,665	127,707	6,393	142,912	14,031,632	1,386,525
Fidelity Series Select International Small Cap Fund	11,725,431	759,251	204,008	-	50,086	991,280	13,322,040	861,153
Fidelity Series Small Cap Core Fund	43,161,481	12,083,072	1,053,762	1,604,759	226,395	7,312,697	61,729,883	3,801,101
Fidelity Series Small Cap Discovery Fund	120,020,164	3,335,748	7,068,965	1,479,605	773,652	25,593,630	142,654,229	10,839,987
Fidelity Series Small Cap Opportunities Fund	282,538,098	3,264,640	36,415,851	-	9,002,113	43,773,310	302,162,310	14,951,129
Fidelity Series Stock Selector Large Cap Value Fund	994,926,470	101,312,928	31,102,014	-	5,187,175	94,697,636	1,165,022,195	75,308,481
Fidelity Series Value Discovery Fund	903,171,096	89,875,148	32,670,702	-	6,447,762	94,592,052	1,061,415,356	56,881,852
	14,690,375,199	967,910,744	967,977,023	7,080,304	154,581,116	2,100,905,016	16,945,795,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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